Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 18, 2012
PL Portfolio Optimization Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Portfolio Optimization Aggressive Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks high, long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section in this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2022 for Class A, B, C and R shares; 0.20% through 12/31/2015, and 0.30% from 1/1/2016through 6/30/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the fund's performance. During the most recent fiscal year, the fund's turnover rate was 12.51% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.51%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Advisor Class shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. Each example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund's annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the fund maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Fund	Debt	Equity

PL Portfolio Optimization Aggressive Fund	5%	95%

The fund is a "fund of funds" that invests primarily in a combination of other mutual fund portfolios of the Pacific Life Funds (Underlying Funds). Within the broad asset classes of equity and debt, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types. The portion of the fund invested in equity securities may be allocated to Underlying Funds that, in turn, invest in equity securities that may include, among others:
  Growth, value and "core" stocks;
  Market capitalizations that represent large-, mid- and small-sized companies;
  Stocks of companies with a history of paying dividends;
  Sector funds;
  Domestic and international stocks, including emerging market stocks.
The portion of the fund invested in debt securities may be allocated to Underlying Funds that, in turn, invest in debt securities that may include, among others:
  Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;
  International debt securities, which may include emerging market debt;
  Debt instruments of varying duration;
  High-yield bonds;
  Floating rate loans;
  Inflation-indexed bonds; and
  Money market instruments.
The fund may also, at any time, invest in Underlying Funds that hold other equity or debt securities. Underlying Funds may seek investment exposure through direct investments in securities or through derivatives. The fund may invest a significant portion of its assets in any single Underlying Fund. The fund will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser (PLFA); however, the fund's assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Fund corresponds to the selected investment styles and security types, PLFA takes into account that an Underlying Fund may utilize more than one investment style and may invest in more than one type of security.

A two-step asset allocation process is used to construct the funds. The process begins by developing the fund's target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Funds in order to produce the desired risk/return profile. PLFA's allocations among the Underlying Funds are determined using this asset allocation process which seeks to optimize returns for the fund by allocating among different asset classes given the desired risk/return profile of the fund. Periodically, PLFA will re-evaluate the fund's allocations to the various Underlying Funds and may update the fund's target allocations to such Underlying Funds at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Funds from time to time, based on PLFA's assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the fund, PLFA may use a methodology to identify assets to be purchased or sold by the fund that factors in the target allocations and the current allocations of the fund. This methodology is intended to help maintain target allocations, although there is no assurance that the fund will maintain its target allocations using this methodology.

For additional information about the fund's investment strategies, the names and investment strategies of the Underlying Funds in which the fund may invest and where to obtain information about the fund's investments in the Underlying Funds as of the most recent month end, please see the Additional Information About Investments, Strategies and Risks section in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the fund's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:
  Asset Allocation Fund of Funds Risk: Typically, the fund of funds is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There's a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.
  Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions.
Principal risks from holdings in Underlying Funds
  Active Management Risk: There is no guarantee that the manager's principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund's investment goal, which could have an adverse impact on the fund's performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  Derivatives Risk: Derivatives can be complex instruments, may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes and the fund may not hold the security or index on which the value of a derivative is based. Derivatives can also create investment exposure that exceeds the initial amount invested (known as leverage risk) — consequently, derivatives may experience very large swings in value. The use of derivatives may result in the fund losing more money than it would have lost if it had invested directly in the security or index. Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the fund a higher risk of price volatility than investments in "undervalued" companies.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer's goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund's value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the fund's principal amount invested. Leverage can magnify the fund's gains and losses and therefore increase its volatility. The fund is required to segregate liquid assets or otherwise cover its obligation created by an investment that is leveraged. The use of leverage may result in the portfolio having to liquidate fund holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Price Volatility Risk: The market value of the fund's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, less liquid and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Small Number of Holdings Risk: A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company's stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund from year-to-year and by showing how the fund's returns compare to four broad-based benchmark indexes, which provide broad measures of market performance and correspond to four asset classes (domestic equity, international equity, fixed income and cash equivalents) that may be allocated to by the fund. The bar chart shows the performance of the fund's Class A shares. The fund's returns are also compared to its composite benchmark, which is comprised of up to the four broad-based indexes shown based on the target allocations for the fund that were in effect through the periods shown. The fund's Advisor Class shares do not yet have a full calendar year of performance and are not included in the table below.

		Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund from year-to-year and by showing how the fund's returns compare to four broad-based benchmark indexes, which provide broad measures of market performance and correspond to four asset classes (domestic equity, international equity, fixed income and cash equivalents) that may be allocated to by the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund's Advisor Class shares do not yet have a full calendar year of performance and are not included in the table below.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The fund's returns are also compared to its composite benchmark, which is comprised of up to the four broad-based indexes shown based on the target allocations for the fund that were in effect through the periods shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 722-2333 (select Option 2)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A return for the period 1/1/12 through 3/31/12: 12.55% Best and worst quarterly performance reflected with the bar chart: Q2 2009: 20.61%; Q4 2008: (23.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns For the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Class A shares only and will vary for other classes; and
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Aggressive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.43%	[3]
1 year	rr_ExpenseExampleYear01	688
3 years	rr_ExpenseExampleYear03	978
5 years	rr_ExpenseExampleYear05	1,319
10 years	rr_ExpenseExampleYear10	2,279
1 year	rr_ExpenseExampleNoRedemptionYear01	688
3 years	rr_ExpenseExampleNoRedemptionYear03	978
5 years	rr_ExpenseExampleNoRedemptionYear05	1,319
10 years	rr_ExpenseExampleNoRedemptionYear10	2,279
2004	rr_AnnualReturn2004	10.24%
2005	rr_AnnualReturn2005	9.00%
2006	rr_AnnualReturn2006	17.22%
2007	rr_AnnualReturn2007	6.54%
2008	rr_AnnualReturn2008	(40.02%)
2009	rr_AnnualReturn2009	33.28%
2010	rr_AnnualReturn2010	15.51%
2011	rr_AnnualReturn2011	(4.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/12 through 3/31/12:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected with the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected with the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.72%)
1 year	rr_AverageAnnualReturnYear01	(9.46%)
5 years	rr_AverageAnnualReturnYear05	(2.29%)
Since Inception date	rr_AverageAnnualReturnSinceInception	2.88%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Aggressive Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.18%	[3]
1 year	rr_ExpenseExampleYear01	721
3 years	rr_ExpenseExampleYear03	1,082
5 years	rr_ExpenseExampleYear05	1,400
10 years	rr_ExpenseExampleYear10	2,433
1 year	rr_ExpenseExampleNoRedemptionYear01	221
3 years	rr_ExpenseExampleNoRedemptionYear03	682
5 years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 years	rr_ExpenseExampleNoRedemptionYear10	2,433
1 year	rr_AverageAnnualReturnYear01	(9.80%)
5 years	rr_AverageAnnualReturnYear05	(2.31%)
Since Inception date	rr_AverageAnnualReturnSinceInception	2.94%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Aggressive Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.18%	[3]
1 year	rr_ExpenseExampleYear01	321
3 years	rr_ExpenseExampleYear03	682
5 years	rr_ExpenseExampleYear05	1,200
10 years	rr_ExpenseExampleYear10	2,621
1 year	rr_ExpenseExampleNoRedemptionYear01	221
3 years	rr_ExpenseExampleNoRedemptionYear03	682
5 years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 years	rr_ExpenseExampleNoRedemptionYear10	2,621
1 year	rr_AverageAnnualReturnYear01	(6.00%)
5 years	rr_AverageAnnualReturnYear05	(1.93%)
Since Inception date	rr_AverageAnnualReturnSinceInception	2.94%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Aggressive Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.68%	[3]
1 year	rr_ExpenseExampleYear01	171
3 years	rr_ExpenseExampleYear03	530
5 years	rr_ExpenseExampleYear05	944
10 years	rr_ExpenseExampleYear10	2,101
1 year	rr_ExpenseExampleNoRedemptionYear01	171
3 years	rr_ExpenseExampleNoRedemptionYear03	530
5 years	rr_ExpenseExampleNoRedemptionYear05	944
10 years	rr_ExpenseExampleNoRedemptionYear10	2,101
1 year	rr_AverageAnnualReturnYear01	(4.44%)
5 years	rr_AverageAnnualReturnYear05	(1.40%)
Since Inception date	rr_AverageAnnualReturnSinceInception	1.99%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
PL Portfolio Optimization Aggressive Fund | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%	[3]
1 year	rr_ExpenseExampleYear01	125
3 years	rr_ExpenseExampleYear03	390
5 years	rr_ExpenseExampleYear05	696
10 years	rr_ExpenseExampleYear10	1,565
1 year	rr_ExpenseExampleNoRedemptionYear01	125
3 years	rr_ExpenseExampleNoRedemptionYear03	390
5 years	rr_ExpenseExampleNoRedemptionYear05	696
10 years	rr_ExpenseExampleNoRedemptionYear10	1,565
PL Portfolio Optimization Aggressive Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(9.53%)
5 years	rr_AverageAnnualReturnYear05	(2.65%)
Since Inception date	rr_AverageAnnualReturnSinceInception	2.48%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Aggressive Fund | (after taxes on distributions and sale of shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.05%)
5 years	rr_AverageAnnualReturnYear05	(1.98%)
Since Inception date	rr_AverageAnnualReturnSinceInception	2.42%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Aggressive Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception date	rr_AverageAnnualReturnSinceInception	3.63%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Aggressive Fund | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(12.14%)
5 years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception date	rr_AverageAnnualReturnSinceInception	3.87%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Aggressive Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since Inception date	rr_AverageAnnualReturnSinceInception	5.44%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Aggressive Fund | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.10%
5 years	rr_AverageAnnualReturnYear05	1.49%
Since Inception date	rr_AverageAnnualReturnSinceInception	2.08%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Aggressive Fund | PL Portfolio Optimization Aggressive Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.80%)
5 years	rr_AverageAnnualReturnYear05	(1.19%)
Since Inception date	rr_AverageAnnualReturnSinceInception	3.67%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003

[1]	"Other Expenses" for Advisor Class shares are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2022 for Class A, B, C and R shares; 0.20% through 12/31/2015, and 0.30% from 1/1/2016 through 6/30/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[3]	After Expense Reimbursement